Property and Equipment, Net - Summary of Property and Equipment (Parenthetical) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Total property and equipment	$ 6,039,000	$ 4,250,000
Servers
Property Plant And Equipment [Line Items]
Equipment under capital leases, gross	288,000	94,000
Accumulated depreciation	78,000	31,000
Total property and equipment	1,629,000	1,170,000
Assets-in-Progress
Property Plant And Equipment [Line Items]
Total property and equipment	665,000	$ 108,000
Internal-use Software Development In-progress
Property Plant And Equipment [Line Items]
Total property and equipment	546,000
Software in-Progress
Property Plant And Equipment [Line Items]
Total property and equipment	$ 119,000